Leases - Schedule of Condensed Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating and Financing Lease and Other Supplemental Information [Abstract]
Operating lease right-of-use assets	$ 1,067,373	$ 1,268,139	$ 1,135,668
Operating lease liabilities, current portion	724,083	583,429	539,599
Operating lease liabilities, long-term	448,633	799,385	$ 636,414
Total operating lease liabilities	$ 1,172,716	$ 1,382,814
Weighted-average remaining lease term (years)	1 year 7 months 20 days	2 years 4 months 20 days	2 years 10 months 9 days
Weighted-average discount rate	4.98%	4.97%	4.26%